Summary of Significant Accounting Policies - Property and Equipment, net (Details)	12 Months Ended
Dec. 31, 2020
Computer equipment and software | Maximum
Property and equipment, net
Useful life of the asset	P5Y
Computer equipment and software | Minimum
Property and equipment, net
Useful life of the asset	P3Y
Furniture and fixtures
Property and equipment, net
Useful life of the asset	P4Y
Leasehold improvements
Property and equipment, net
Useful life of the asset	P4Y
Leasehold improvements | Maximum
Property and equipment, net
Useful life of the asset	P10Y
Leasehold improvements | Minimum
Property and equipment, net
Useful life of the asset	P1Y